Commitments and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 15, 2013 sqft
Leases
Deferred rent	$ 1,370,000		$ 148,000	$ 176,000
Rent expense under operating leases	1,282,000	585,000	1,488,000	798,000	346,000
Future minimum operating lease payments
2013			2,367,000
2014			2,765,000
2015			3,014,000
2016			2,072,000
Total			10,218,000
Area of office space (in square feet)						10,406
Portland lease	1,200,000		0
Term of operating lease	5 years
Future payments for non-cancellable contractual agreements
2013			2,700,000
2014			616,000
2015			$ 113,000